SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.4%

Communication Services – 3.9%
Entertainment - 1.1%
Chicken Soup for the Soul Entertainment Cl. A [1]	5	$2
Gaia Cl. A [1]	32	87
IMAX Corporation [1]	72,700	1,404,564
		1,404,653
Interactive Media & Services - 0.8%
QuinStreet [1]	115,500	1,036,035
Media - 2.0%
Entravision Communications Cl. A	165,779	605,093
Innovid Corp. [1]	319,484	408,940
Magnite [1]	96,900	730,626
Thryv Holdings [1]	41,800	784,586
		2,529,245
Total		4,969,933

Consumer Discretionary – 12.5%
Automobile Components - 2.5%
Modine Manufacturing [1]	39,606	1,811,974
Stoneridge [1]	65,400	1,312,578
		3,124,552
Diversified Consumer Services - 0.6%
Lincoln Educational Services [1]	91,076	769,592
Hotels, Restaurants & Leisure - 1.3%
Century Casinos [1]	141,300	724,869
Lindblad Expeditions Holdings [1]	120,900	870,480
		1,595,349
Household Durables - 2.0%
Hovnanian Enterprises Cl. A [1]	15,100	1,535,066
Legacy Housing [1]	51,096	991,773
		2,526,839
Leisure Products - 1.5%
American Outdoor Brands [1]	115,545	1,130,030
MasterCraft Boat Holdings [1]	36,317	806,964
		1,936,994
Specialty Retail - 3.7%
Chico's FAS [1]	73,384	548,912
Citi Trends [1]	63,386	1,408,437
JOANN [1]	95,388	68,680
OneWater Marine Cl. A [1]	19,800	507,276
Shoe Carnival	48,300	1,160,649
Zumiez [1]	56,300	1,002,140
		4,696,094
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group [1]	201,300	414,678
Vera Bradley [1]	107,400	709,914
		1,124,592
Total		15,774,012

Energy – 4.5%
Energy Equipment & Services - 4.5%
Natural Gas Services Group [1]	132,066	1,922,881
Newpark Resources [1]	294,600	2,035,686
Profire Energy [1]	620,229	1,724,237
Total		5,682,804

Financials – 12.2%
Banks - 7.4%
BayCom Corporation	68,582	1,317,460
Customers Bancorp [1]	32,000	1,102,400
HarborOne Bancorp	108,491	1,032,834
HBT Financial	74,388	1,356,837
HomeTrust Bancshares	51,400	1,113,838
Investar Holding Corporation	78,710	833,539
Midway Investments [1,2]	1,751,577	0
Stellar Bancorp	42,845	913,456
Territorial Bancorp	55,263	502,341
Western New England Bancorp	179,962	1,167,953
		9,340,658
Capital Markets - 4.0%
B. Riley Financial	23,500	963,265
Canaccord Genuity Group	125,582	745,217
Silvercrest Asset Management Group Cl. A	75,563	1,199,185
Sprott	30,380	925,323
StoneX Group [1]	12,600	1,221,192
		5,054,182
Financial Services - 0.8%
Cass Information Systems	26,548	988,913
Total		15,383,753

Health Care – 7.2%
Biotechnology - 2.0%
ARS Pharmaceuticals [1,3]	75,526	285,488
CareDx [1]	85,200	596,400
Dynavax Technologies [1]	82,600	1,220,002
MeiraGTx Holdings [1]	99,200	487,072
		2,588,962
Health Care Equipment & Supplies - 3.7%
Apyx Medical [1]	233,800	748,160
Artivion [1]	78,089	1,183,829
AtriCure [1]	17,500	766,500
Cutera [1]	38,200	229,964
OrthoPediatrics Corp. [1]	21,600	691,200
Profound Medical [1]	101,400	1,016,800
		4,636,453
Life Sciences Tools & Services - 0.9%
Harvard Bioscience [1]	267,680	1,151,024
Pharmaceuticals - 0.6%
Harrow [1,3]	53,000	761,610
Total		9,138,049

Industrials – 26.2%
Aerospace & Defense - 2.2%
Astronics Corporation [1]	58,955	935,026
Cadre Holdings	48,905	1,303,318
CPI Aerostructures [1]	151,879	507,276
		2,745,620
Building Products - 1.3%
Quanex Building Products	60,400	1,701,468
Commercial Services & Supplies - 3.2%
Acme United	35,185	1,051,680
CECO Environmental [1]	88,700	1,416,539
VSE Corporation	31,100	1,568,684
		4,036,903
Construction & Engineering - 4.6%
Concrete Pumping Holdings [1]	138,400	1,187,472
Construction Partners Cl. A [1]	46,400	1,696,384
IES Holdings [1]	25,300	1,666,511
Northwest Pipe [1]	43,378	1,308,714
		5,859,081
Electrical Equipment - 0.7%
American Superconductor [1]	109,700	828,235
Machinery - 5.6%
Alimak Group [4]	87,303	530,090
Commercial Vehicle Group [1]	111,545	865,589
Graham Corporation [1]	110,496	1,834,234
Luxfer Holdings	66,166	863,466
Porvair [4]	146,872	1,038,838
Shyft Group (The)	47,115	705,312
Wabash National	61,600	1,300,992
		7,138,521
Marine Transportation - 0.9%
Clarkson [4]	35,000	1,164,820
Professional Services - 5.1%
CRA International	12,196	1,228,869
Forrester Research [1]	33,300	962,370
Kforce	17,400	1,038,084
NV5 Global [1]	10,700	1,029,661
Resources Connection	90,854	1,354,633
TrueBlue [1]	53,300	781,911
		6,395,528
Trading Companies & Distributors - 2.6%
Distribution Solutions Group [1]	65,848	1,712,048
Transcat [1]	15,445	1,513,147
		3,225,195
Total		33,095,371

Information Technology – 24.2%
Communications Equipment - 4.1%
Applied Optoelectronics [1]	120,437	1,321,194
Clearfield [1]	24,700	707,902
Comtech Telecommunications	73,963	647,176
Digi International [1]	38,359	1,035,693
EMCORE Corporation [1]	241,100	114,643
Genasys [1]	230,326	462,955
Harmonic [1]	87,400	841,662
		5,131,225
Electronic Equipment, Instruments & Components - 6.3%
Arlo Technologies [1]	130,400	1,343,120
FARO Technologies [1]	58,300	887,909
LightPath Technologies Cl. A [1]	383,700	556,365
Luna Innovations [1]	171,682	1,006,057
nLIGHT [1]	112,900	1,174,160
PAR Technology [1]	33,800	1,302,652
PowerFleet [1]	171,333	354,659
VIA optronics ADR [1]	116,260	133,699
Vishay Precision Group [1]	35,200	1,182,016
		7,940,637
IT Services - 0.0%
Computer Task Group [1]	22	227
Semiconductors & Semiconductor Equipment - 11.6%
Aehr Test Systems [1]	33,853	1,547,082
Amtech Systems [1]	85,189	649,140
Axcelis Technologies [1]	8,100	1,320,705
AXT [1]	221,200	530,880
Camtek [1]	30,945	1,926,636
Cohu [1]	37,600	1,294,944
Ichor Holdings [1]	38,200	1,182,672
Nova [1,3]	11,300	1,270,572
NVE Corporation	16,200	1,330,668
PDF Solutions [1]	31,800	1,030,320
Photronics [1]	74,000	1,495,540
Ultra Clean Holdings [1]	35,400	1,050,318
		14,629,477
Software - 0.8%
Agilysys [1]	16,200	1,071,792
Technology Hardware, Storage & Peripherals - 1.4%
AstroNova [1]	87,885	1,098,563
Intevac [1]	215,683	670,774
		1,769,337
Total		30,542,695

Materials – 5.1%
Chemicals - 0.6%
Aspen Aerogels [1]	97,417	837,786
Metals & Mining - 4.5%
Altius Minerals	49,700	803,543
Ferroglobe [1]	139,200	723,840
Haynes International	26,870	1,249,992
Major Drilling Group International [1]	212,700	1,295,070
Universal Stainless & Alloy Products [1]	121,988	1,599,263
		5,671,708
Total		6,509,494

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
FRP Holdings [1]	13,040	703,769
Total		703,769

TOTAL COMMON STOCKS
(Cost $99,219,896)		121,799,880

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $2,966,246 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $3,024,839)
(Cost $2,965,468)		2,965,468

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.20%)
(Cost $280,388)	280,388	280,388

TOTAL INVESTMENTS –99.0%
(Cost $102,465,752)		125,045,736

CASH AND OTHER ASSETS LESS LIABILITIES – 1.0%	1,320,488

NET ASSETS – 100.0%	$126,366,224

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.9%

Communication Services – 3.1%
Media - 3.1%
Entravision Communications Cl. A	606,623	$2,214,174
Saga Communications Cl. A	159,699	3,427,141
TEGNA	239,765	3,493,376
Total		9,134,691

Consumer Discretionary – 18.2%
Diversified Consumer Services - 0.5%
Lincoln Educational Services [1]	163,416	1,380,865
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands	191,100	4,699,149
Household Durables - 4.0%
M/I Homes [1]	50,504	4,244,357
Meritage Homes	17,772	2,175,115
PulteGroup	70,443	5,216,304
		11,635,776
Specialty Retail - 7.4%
Buckle (The)	105,698	3,529,256
Caleres	110,265	3,171,222
Destination XL Group [1]	544,975	2,441,488
Haverty Furniture	94,694	2,725,293
Shoe Carnival	169,835	4,081,135
Signet Jewelers	41,158	2,955,556
Williams-Sonoma	17,500	2,719,500
		21,623,450
Textiles, Apparel & Luxury Goods - 4.7%
Carter's	55,710	3,852,347
Kontoor Brands	86,610	3,803,045
Movado Group	82,427	2,254,378
Steven Madden	115,718	3,676,361
		13,586,131
Total		52,925,371

Consumer Staples – 2.5%
Consumer Staples Distribution & Retail - 2.5%
Ingles Markets Cl. A	45,419	3,421,413
Village Super Market Cl. A	167,080	3,782,691
Total		7,204,104

Energy – 10.5%
Oil, Gas & Consumable Fuels - 10.5%
Berry Corporation	322,584	2,645,189
Chord Energy	32,073	5,198,071
Civitas Resources	68,569	5,545,175
Dorchester Minerals L.P.	145,717	4,233,079
Matador Resources	72,300	4,300,404
Riley Exploration Permian	119,200	3,789,368
SilverBow Resources [1]	138,939	4,969,848
Total		30,681,134

Financials – 16.7%
Banks - 11.7%
Citizens Community Bancorp	216,410	2,077,536
CNB Financial	201,757	3,653,819
Dime Community Bancshares	147,262	2,939,350
Heritage Financial	125,808	2,051,929
Landmark Bancorp	22,270	405,314
Mid Penn Bancorp	142,971	2,878,006
National Bankshares	16,128	403,845
Princeton Bancorp	83,918	2,432,783
Riverview Bancorp	316,560	1,760,074
Summit Financial Group	76,477	1,723,792
Timberland Bancorp	149,422	4,049,336
TrustCo Bank Corp NY	128,067	3,494,948
Unity Bancorp	156,140	3,658,360
Western New England Bancorp	373,200	2,422,068
		33,951,160
Capital Markets - 1.9%
Evercore Cl. A	38,283	5,278,460
Houlihan Lokey Cl. A	3,203	343,105
		5,621,565
Financial Services - 1.2%
International Money Express [1]	209,866	3,553,031
Insurance - 1.9%
Tiptree	326,479	5,471,788
Total		48,597,544

Health Care – 5.6%
Biotechnology - 1.1%
Catalyst Pharmaceuticals [1]	281,175	3,286,936
Health Care Providers & Services - 3.0%
Cross Country Healthcare [1]	161,470	4,002,841
Ensign Group (The)	3,093	287,433
Molina Healthcare [1]	14,000	4,590,460
		8,880,734
Pharmaceuticals - 1.5%
SIGA Technologies	810,909	4,257,272
Total		16,424,942

Industrials – 20.1%
Air Freight & Logistics - 1.3%
Hub Group Cl. A [1]	47,306	3,715,413
Building Products - 3.7%
Insteel Industries	69,046	2,241,233
Quanex Building Products	156,875	4,419,169
UFP Industries	40,572	4,154,573
		10,814,975
Construction & Engineering - 2.5%
Northwest Pipe [1]	111,225	3,355,658
Sterling Infrastructure [1]	54,843	4,029,864
		7,385,522
Electrical Equipment - 1.5%
Preformed Line Products	25,983	4,224,316
Ground Transportation - 4.0%
ArcBest Corporation	38,575	3,921,149
Schneider National Cl. B	189,913	5,258,691
Universal Logistics Holdings	80,212	2,019,738
Werner Enterprises	9,389	365,701
		11,565,279
Marine Transportation - 2.1%
Genco Shipping & Trading	276,062	3,862,107
Pangaea Logistics Solutions	408,249	2,400,504
		6,262,611
Professional Services - 5.0%
Barrett Business Services	44,968	4,057,912
IBEX [1]	262,287	4,052,334
Kforce	6,814	406,523
Korn Ferry	51,635	2,449,565
Resources Connection	242,962	3,622,564
		14,588,898
Total		58,557,014

Information Technology – 18.0%
Communications Equipment - 1.4%
Aviat Networks [1]	132,871	4,145,575
Electronic Equipment, Instruments & Components - 13.8%
ePlus [1]	81,225	5,159,412
Flex [1]	210,100	5,668,498
Insight Enterprises [1]	19,273	2,804,222
Jabil	46,110	5,850,898
Kimball Electronics [1]	130,664	3,577,580
PC Connection	74,458	3,974,568
Sanmina Corporation [1]	84,443	4,583,566
TD SYNNEX	35,442	3,539,238
Vishay Intertechnology	202,661	5,009,780
		40,167,762
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology	129,831	2,934,181
Cohu [1]	11,082	381,664
Kulicke & Soffa Industries	7,167	348,531
		3,664,376
Software - 1.5%
Adeia	405,857	4,334,553
Total		52,312,266

Materials – 1.1%
Metals & Mining - 1.1%
Ryerson Holding Corporation	106,513	3,098,463
Total		3,098,463

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
RMR Group (The) Cl. A	133,372	3,270,281
Total		3,270,281

TOTAL COMMON STOCKS
(Cost $241,280,363)		282,205,810

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $5,548,618 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $5,658,130)
(Cost $5,547,162)		5,547,162

TOTAL INVESTMENTS –98.8%
(Cost $246,827,525)		287,752,972

CASH AND OTHER ASSETS LESS LIABILITIES – 1.2%		3,634,408

NET ASSETS – 100.0%		$291,387,380

ADR- American Depository Receipt

1 Non-income producing.

2 A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

3 All or a portion of these securities were on loan as of September 30, 2023.

4 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

As of September 30, 2023, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$102,594,150	$22,451,586	$39,465,518	$17,013,932
Small-Cap Portfolio	251,062,646	36,690,326	48,844,672	12,154,346

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (the “Fund” or “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of September 30, 2023. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$119,066,132	$2,733,748	$ 0	$121,799,880
Repurchase Agreement	–	2,965,468	–	2,965,468
Money Market Fund/Collateral Received for Securities Loaned	280,388	–	–	280,388
Small-Cap Portfolio
Common Stocks	282,205,810	–	–	282,205,810
Repurchase Agreement	–	5,547,162	–	5,547,162

Level 3 Reconciliation:
Unrealized Gain (Loss)
	Balance as of 12/31/22	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 9/30/23
Micro-Cap Portfolio
Common Stocks	$ 0	$ –	$ –	$ 0	$ –	$ 0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2023, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2023.

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$280,388	$(282,631)	$(2,243)

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2023:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$2,042,376	$(1,992,128)	$50,248

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).